BROKERAGE COMMISSION AND HANDLING CHARGE INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 3,944,779	$ 505,035	$ 4,007,642	$ 3,913,027
Brokerage commission income
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	3,198,444		3,244,255	3,147,610
Handling charge income
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 746,335		$ 763,387	$ 765,417